20. TRADE ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2017
Trade Accounts Payable
TRADE ACCOUNTS PAYABLE
20.	TRADE ACCOUNTS PAYABLE

	12.31.17	12.31.16
Domestic suppliers
Third parties	4,451.1	4,148.1
Related parties	16.6	13.1
	4,467.7	4,161.2

Foreign suppliers
Third parties	2,030.6	1,727.5
Related parties	-	-
	2,030.6	1,727.5

(-) Adjustment to present value	(52.8)	(48.9)
	6,445.5	5,839.8

In the year ended on December 31, 2017, the average payment period is 97 days (99 days on December 31, 2016).

On the suppliers balance as of December 31, 2017, R$1,787.7 (R$1,556.5 as of December 31, 2016) corresponds to the supply chain finance transactions on which there were no changes in the payment terms and prices negotiated with the suppliers.

The information on accounts payable involving related parties is presented in note 30. The trade accounts payable to related parties refer to transactions with associates UP! in domestic market.